iShares
®
U.S. Technology ETF
Schedule of Investments
(unaudited)
July 31, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Communications Equipment  —  0 .1%
F5, Inc.
(a)
.............................. 69,364 $ 27,923,865
a
Consumer Finance  —  0 .0%
Figure Technology Solutions, Inc. , Class A
(a) (b)
...... 173,432 4,320,191
a
Consumer Staples Distribution & Retail  —  0 .1%
Maplebear, Inc.
(a)
......................... 187,780 8,374,988
a
Electrical Equipment  —  0 .5%
Vertiv Holdings Co. , Class A ................. 471,395 113,874,890
a
Electronic Equipment, Instruments & Components  —  2 .8%
Advanced Energy Industries, Inc. .............. 46,286 13,400,723
Amphenol Corp. , Class A ................... 1,507,011 242,176,668
Arrow Electronics, Inc.
(a)
.................... 62,379 13,509,420
Avnet, Inc. ............................. 99,477 8,837,537
CDW Corp. ............................. 156,660 23,155,914
Coherent Corp.
(a)
......................... 217,809 57,259,808
Corning, Inc. ............................ 971,452 134,303,239
Fabrinet
(a)
.............................. 43,920 19,123,207
Flex Ltd.
(a)
.............................. 450,729 51,270,424
Ingram Micro Holding Corp. .................. 53,912 1,520,857
IPG Photonics Corp.
(a) (b)
.................... 31,472 2,677,008
Jabil, Inc. .............................. 128,534 40,494,637
Sanmina Corp.
(a)
......................... 62,232 11,547,770
TD SYNNEX Corp. ........................ 93,884 24,006,139
TTM Technologies, Inc.
(a)
.................... 124,941 14,423,189
657,706,540
a
Financial Services  —  0 .1%
Toast, Inc. , Class A
(a)
...................... 584,379 18,857,910
a
Hotels, Restaurants & Leisure  —  0 .4%
DoorDash, Inc. , Class A
(a)
................... 460,910 90,412,106
a
Interactive Media & Services  —  15 .3%
Alphabet, Inc. , Class A ..................... 4,087,642 1,455,731,945
Alphabet, Inc. , Class C , NVS ................. 3,335,560 1,189,627,474
Match Group, Inc. ........................ 284,853 11,226,057
Meta Platforms, Inc. , Class A ................. 1,604,493 893,237,298
People, Inc.
(a)
........................... 77,800 3,234,146
Pinterest, Inc. , Class A
(a)
.................... 600,450 14,416,805
Reddit, Inc. , Class A
(a) (b)
..................... 163,585 23,011,502
3,590,485,227
a
IT Services  —  3 .2%
Akamai Technologies, Inc.
(a)
.................. 176,741 20,357,028
Amdocs Ltd. ............................ 129,627 7,222,816
Applied Digital Corp.
(a) (b)
.................... 312,319 8,554,417
Cloudflare, Inc. , Class A
(a)
................... 388,573 108,404,096
Cognizant Technology Solutions Corp. , Class A ..... 581,773 32,201,136
CoreWeave, Inc. , Class A
(a)
.................. 429,055 30,793,277
DigitalOcean Holdings, Inc.
(a)
................. 99,418 11,681,615
EPAM Systems, Inc.
(a) (b)
.................... 62,406 6,587,577
Gartner, Inc.
(a)
........................... 80,003 12,082,053
GoDaddy, Inc. , Class A
(a)
.................... 161,536 13,365,489
International Business Machines Corp. .......... 1,156,046 258,549,688
Kyndryl Holdings, Inc.
(a)
..................... 272,783 3,696,210
MongoDB, Inc. , Class A
(a) (b)
.................. 95,584 32,257,688
Okta, Inc. , Class A
(a)
....................... 206,648 29,329,551
Snowflake, Inc. , Class A
(a)
................... 411,697 120,742,496
Twilio, Inc. , Class A
(a)
...................... 182,614 36,038,873
Security Shares Value
a
IT Services (continued)
VeriSign, Inc. ........................... 100,008 $ 29,004,320
760,868,330
a
Media  —  0 .5%
AppLovin Corp. , Class A
(a)
................... 294,873 116,740,221
NIQ Global Intelligence PLC
(a)
................ 69,248 773,500
117,513,721
a
Professional Services  —  0 .3%
CACI International, Inc. , Class A
(a) (b)
............ 26,791 13,335,220
KBR, Inc. .............................. 153,818 5,631,277
Leidos Holdings, Inc. ...................... 153,655 17,762,518
Mobility Global, Inc.
(a) (b)
..................... 251,581 5,127,221
Parsons Corp.
(a) (b)
......................... 45,375 2,006,029
Paycom Software, Inc. ..................... 50,228 8,235,383
Science Applications International Corp. ......... 52,545 6,154,596
SS&C Technologies Holdings, Inc. ............. 254,301 19,593,892
77,846,136
a
Semiconductors & Semiconductor Equipment  —  37 .9%
Advanced Micro Devices, Inc.
(a)
............... 1,514,163 720,968,712
Allegro MicroSystems, Inc.
(a)
................. 152,025 6,309,038
Amkor Technology, Inc. ..................... 152,892 7,624,724
Analog Devices, Inc. ....................... 599,780 220,365,170
Applied Materials, Inc. ..................... 974,093 494,517,793
Astera Labs, Inc.
(a)
........................ 188,370 58,626,395
Broadcom, Inc. .......................... 2,798,312 1,089,326,895
Cirrus Logic, Inc.
(a)
........................ 62,309 8,059,669
Credo Technology Group Holding Ltd.
(a)
.......... 202,003 41,812,601
Entegris, Inc. ............................ 186,395 22,190,325
FormFactor, Inc.
(a)
........................ 95,133 10,103,125
GLOBALFOUNDRIES, Inc. .................. 154,657 7,731,303
Intel Corp.
(a)
............................ 5,388,231 486,018,436
KLA Corp. .............................. 1,607,244 293,836,348
Lam Research Corp. ...................... 1,535,609 449,964,149
Lattice Semiconductor Corp.
(a)
................ 167,025 20,756,197
MACOM Technology Solutions Holdings, Inc.
(a)
..... 82,066 20,634,675
Marvell Technology, Inc. .................... 1,071,754 201,018,180
Microchip Technology, Inc. ................... 654,059 48,590,043
Micron Technology, Inc. ..................... 850,614 700,080,840
Monolithic Power Systems, Inc. ............... 58,178 82,963,573
NVIDIA Corp. ........................... 16,021,198 3,216,255,499
ON Semiconductor Corp.
(a)
.................. 484,572 39,545,921
Onto Innovation, Inc.
(a)
..................... 60,735 15,704,856
Qnity Electronics, Inc. ...................... 258,659 33,930,888
Qorvo, Inc.
(a)
............................ 103,339 9,359,413
QUALCOMM, Inc. ........................ 1,296,336 191,352,157
Rambus, Inc.
(a)
.......................... 131,804 11,998,118
Semtech Corp.
(a)
......................... 113,656 13,390,950
SiTime Corp.
(a)
........................... 27,240 14,578,848
Skyworks Solutions, Inc. .................... 184,124 11,467,243
Teradyne, Inc. ........................... 192,624 70,825,919
Texas Instruments, Inc. ..................... 1,117,325 308,091,196
Universal Display Corp. .................... 52,753 4,228,681
8,932,227,880
a
Software  —  22 .2%
Adobe, Inc.
(a)
............................ 496,670 124,371,135
Appfolio, Inc. , Class A
(a)
.................... 27,984 5,042,437
Atlassian Corp. , Class A
(a)
................... 207,020 20,912,125
Autodesk, Inc.
(a)
.......................... 260,166 60,930,877
Bentley Systems, Inc. , Class B ................ 200,082 7,090,906
BitMine Immersion Technologies, Inc. ........... 691,122 11,942,588
Cadence Design Systems, Inc.
(a)
.............. 338,850 115,215,777
CCC Intelligent Solutions Holdings, Inc.
(a)
......... 671,954 4,092,200

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
U.S. Technology ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Software (continued)
Crowdstrike Holdings, Inc. , Class A
(a)
............ 1,233,309 $ 235,389,356
Datadog, Inc. , Class A
(a)
.................... 403,814 108,210,038
Docusign, Inc. , Class A
(a)
.................... 237,426 13,018,068
Dolby Laboratories, Inc. , Class A .............. 72,940 4,289,601
Dropbox, Inc. , Class A
(a)
.................... 186,429 6,070,128
Dynatrace, Inc.
(a)
......................... 362,982 16,087,362
Elastic N.V.
(a)
............................ 111,447 7,332,098
Figma, Inc. , Class A
(a) (b)
..................... 261,355 6,356,154
Fortinet, Inc.
(a)
........................... 744,896 120,635,907
Gen Digital, Inc. .......................... 660,924 18,142,364
Gitlab, Inc. , Class A
(a)
...................... 174,826 6,033,245
Guidewire Software, Inc.
(a) (b)
.................. 103,635 15,746,302
HubSpot, Inc.
(a)
.......................... 60,851 14,443,593
Intuit, Inc. .............................. 332,792 105,185,567
IREN Ltd.
(a) (b)
............................ 396,057 14,574,898
Klaviyo, Inc. , Class A
(a) (b)
.................... 170,450 3,040,828
Manhattan Associates, Inc.
(a)
................. 71,707 13,721,852
Microsoft Corp. .......................... 5,416,158 2,516,996,946
Nutanix, Inc. , Class A
(a)
..................... 317,635 18,743,641
Oracle Corp. ............................ 2,105,918 273,495,571
Palantir Technologies, Inc. , Class A
(a)
........... 2,728,498 335,768,964
Palo Alto Networks, Inc.
(a)
................... 990,803 328,778,159
Pegasystems, Inc. ........................ 108,797 3,323,748
Procore Technologies, Inc.
(a)
................. 149,513 8,188,827
PTC, Inc.
(a)
............................. 145,787 20,001,976
RingCentral, Inc. , Class A ................... 90,186 5,016,145
Roper Technologies, Inc. .................... 126,110 49,431,337
Rubrik, Inc. , Class A
(a)
...................... 190,054 13,752,307
SailPoint, Inc.
(a) (b)
......................... 83,746 1,404,420
Salesforce, Inc. .......................... 976,652 179,723,501
Samsara, Inc. , Class A
(a)
.................... 421,422 15,706,398
SentinelOne, Inc. , Class A
(a)
.................. 392,741 7,485,643
ServiceNow, Inc.
(a)
........................ 1,261,012 140,262,365
Strategy, Inc. , Class A
(a) (b)
................... 401,313 37,434,477
Synopsys, Inc.
(a)
......................... 228,964 89,012,045
Terawulf, Inc.
(a) (b)
......................... 443,248 7,827,760
Tyler Technologies, Inc.
(a)
................... 51,567 15,965,143
UiPath, Inc. , Class A
(a) (b)
.................... 489,106 6,240,993
Unity Software, Inc.
(a)
...................... 442,041 14,017,120
Security Shares Value
a
Software (continued)
Workday, Inc. , Class A
(a) (b)
................... 252,020 $ 40,408,887
Zoom Communications, Inc. , Class A
(a) (b)
......... 326,035 31,322,182
Zscaler, Inc.
(a)
........................... 128,088 19,366,906
5,237,550,867
a
Technology Hardware, Storage & Peripherals  —  16 .6%
Apple, Inc. ............................. 10,031,201 3,098,738,301
Dell Technologies, Inc. , Class C ............... 369,780 149,897,719
Everpure, Inc. , Class A
(a)
.................... 382,490 29,516,753
Hewlett Packard Enterprise Co. ............... 1,629,582 78,056,978
HP, Inc. ............................... 1,120,627 30,559,498
IonQ, Inc.
(a) (b)
............................ 449,982 16,397,344
NetApp, Inc. ............................ 242,880 43,354,080
Sandisk Corp.
(a)
.......................... 178,786 217,194,596
Super Micro Computer, Inc.
(a)
................. 683,140 19,401,176
Western Digital Corp. ...................... 415,320 226,282,949
3,909,399,394
a
Total Long-Term Investments — 100.0%
(Cost: $ 17,097,610,044 ) .............................. 23,547,362,045
a
Short-Term Securities
Money Market Funds  —  0 .5%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.81%
(c) (d) (e)
...................... 103,962,192 103,993,381
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(c) (d)
............................ 17,111,002 17,111,002
a
Total Short-Term Securities — 0.5%
(Cost: $ 121,088,445 ) ................................ 121,104,383
Total Investments — 100.5%
(Cost: $ 17,218,698,489 ) .............................. 23,668,466,428
Liabilities in Excess of Other Assets — ( 0 .5 ) % ............... (108,328,709)
Net Assets — 100.0% ................................. $ 23,560,137,719
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/26
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
  Shares
Held at
07/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 88,509,183  $ 15,478,905
(a)
$ —  $ 23,760  $ (18,467) $ 103,993,381  103,962,192  $ 61,369
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 26,766,370  —  (9,655,368)
(a)
—  —  17,111,002  17,111,002  206,887  —
$ —  $ 23,760  $ (18,467)
$ 121,104,383
$ 268,256  $ —

iShares
®
U.S. Technology ETF
Schedule of Investments
(unaudited) (continued)
July 31, 2026
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Technology Select Sector Index ...................................................... 44 09/18/26 $ 15,616 $ (550,092)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks .......................................... $ 23,547,362,045  $ —  $ —  $ 23,547,362,045
Short-Term Securities
Money Market Funds ....................................... 121,104,383  —  —  121,104,383
$ 23,668,466,428  $ —  $ —  $ 23,668,466,428
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ............................................ $ (550,092) $ —  $ —  $ (550,092)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares